Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2019
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred Policy Acquisition Costs
Deferred Policy Acquisition Costs

A progression of deferred policy acquisition costs is presented below (in millions):

	Deferred Costs	Sales Inducements	PVFP	Subtotal	Unrealized (*)	Total
Balance at December 31, 2016	$1,106	$110	$46	$1,262	$(265)	$997
Additions	225	4	—	229	—	229
Amortization:
Periodic amortization	(160)	(19)	(8)	(187)	—	(187)
Annuity unlocking	34	6	1	41	—	41
Included in realized gains	9	1	—	10	—	10
Other	—	—	10	10	—	10
Change in unrealized	—	—	—	—	(157)	(157)
Balance at December 31, 2017	1,214	102	49	1,365	(422)	943

Additions	263	2	—	265	—	265
Amortization:
Periodic amortization	(237)	(19)	(7)	(263)	—	(263)
Annuity unlocking	29	—	—	29	—	29
Included in realized gains	14	1	—	15	—	15
Change in unrealized	—	—	—	—	392	392
Balance at December 31, 2018	1,283	86	42	1,411	(30)	1,381

Additions	206	2	—	208	—	208
Amortization:
Periodic amortization	(120)	(13)	(6)	(139)	—	(139)
Annuity unlocking	(76)	(1)	—	(77)	—	(77)
Included in realized gains	8	1	—	9	—	9
Change in unrealized	—	—	—	—	(669)	(669)
Balance at December 31, 2019	$1,301	$75	$36	$1,412	$(699)	$713

(*)	Adjustments to DPAC related to net unrealized gains/losses on securities and cash flow hedges.

The present value of future profits (“PVFP”) amounts in the table above are net of $154 million and $148 million of accumulated amortization at December 31, 2019 and 2018, respectively. During each of the next five years, the PVFP is expected to decrease at a rate of approximately one-eighth of the balance at the beginning of each respective year.